Common Shares (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share issued for services, value	$ 197,650		$ 303,750
Loss on debt settlement	$ 0	$ (43,068)	$ (243,065)
Shares Transaction 1
Sale of Stock, Transaction Date	Jan. 07, 2021
Stock Issued During Period, Shares, New Issues	213,333
Sale of Stock, Price Per Share	$ 0.75
Stock Issued	$ 160,000
Shares Transaction 2
Sale of Stock, Transaction Date	Jan. 21, 2021
Stock Issued During Period, Shares, New Issues	227,000
Sale of Stock, Price Per Share	$ 0.75
Stock Issued	$ 170,250
Shares Transaction 3
Sale of Stock, Transaction Date	Jan. 21, 2021
Stock Issued During Period, Shares, New Issues	5,000
Stock Issued	$ 12,450
Shares Transaction 5
Sale of Stock, Transaction Date	Feb. 22, 2021
Stock Issued During Period, Shares, New Issues	10,000
Sale of Stock, Price Per Share	$ 1.00
Stock Issued	$ 10,000
Shares Transaction 45
Sale of Stock, Transaction Date			Dec. 20, 2019
Share issued to director			50,000
Stock Issued During Period, Shares, New Issues			103,334
Sale of Stock, Price Per Share			$ 0.60
Share issued to director, value			$ 30,000
Stock Issued			$ 62,000
Shares Transaction 46
Sale of Stock, Transaction Date			Dec. 20, 2019
Stock Issued During Period, Shares, New Issues			125,000
Stock Issued			$ 303,750
Debt settled			75,000
Loss on debt settlement			$ 228,750
Shares Transaction 6
Sale of Stock, Transaction Date	May 12, 2021
Stock Issued During Period, Shares, New Issues	75,000
Sale of Stock, Price Per Share	$ 1.00
Stock Issued	$ 75,000
Shares Transaction 7
Sale of Stock, Transaction Date	Jun. 01, 2021
Stock Issued During Period, Shares, New Issues	220,000
Stock Issued	$ 525,800
Shares Transaction 8
Sale of Stock, Transaction Date	Jul. 29, 2021
Stock Issued During Period, Shares, New Issues	100,000
Sale of Stock, Price Per Share	$ 1.00
Stock Issued	$ 100,000
Shares Transaction 9
Sale of Stock, Transaction Date	Aug. 02, 2021
Stock Issued During Period, Shares, New Issues	40,000
Stock Issued	$ 86,000
Shares Transaction 10
Sale of Stock, Transaction Date	Oct. 21, 2021
Stock Issued During Period, Shares, New Issues	150,000
Sale of Stock, Price Per Share	$ 1.00
Stock Issued	$ 150,000
Shares Transaction 11
Sale of Stock, Transaction Date	Nov. 05, 2021
Stock Issued During Period, Shares, New Issues	80,000
Stock Issued	$ 99,200
Shares Transaction 12
Sale of Stock, Transaction Date	Nov. 10, 2021
Stock Issued During Period, Shares, New Issues	50,000
Sale of Stock, Price Per Share	$ 1.00
Stock Issued	$ 50.000
Shares Transaction 13
Sale of Stock, Transaction Date	Nov. 18, 2021
Stock Issued During Period, Shares, New Issues	25,000
Sale of Stock, Price Per Share	$ 1.00
Stock Issued	$ 25,000
Shares Transaction 16
Sale of Stock, Transaction Date		Jan. 13, 2020
Stock Issued During Period, Shares, New Issues		358,334
Sale of Stock, Price Per Share		$ 0.60
Stock Issued		$ 215,000
Shares Transaction 17
Sale of Stock, Transaction Date		Feb. 27, 2020
Stock Issued During Period, Shares, New Issues		41,667
Sale of Stock, Price Per Share		$ 0.60
Stock Issued		$ 25,000
Shares Transaction 18
Sale of Stock, Transaction Date		Mar. 20, 2020
Stock Issued During Period, Shares, New Issues		16,521
Outstanding accounts payable		$ 31,390
Shares Transaction 20
Sale of Stock, Transaction Date		Jun. 01, 2020
Stock Issued During Period, Shares, New Issues		366,668
Stock Issued		$ 60,000
Compensation service		$ 320,835
Shares Transaction 21
Sale of Stock, Transaction Date		Jun. 09, 2020
Stock Issued During Period, Shares, New Issues		125,000
Consulting service		198,750
Shares Transaction 22
Sale of Stock, Transaction Date		Jun. 09, 2020
Stock Issued During Period, Shares, New Issues		183,334
Sale of Stock, Price Per Share		$ 0.60
Stock Issued		$ 110,000
Shares Transaction 23
Sale of Stock, Transaction Date		Jul. 02, 2020
Stock Issued During Period, Shares, New Issues		473,337
Sale of Stock, Price Per Share		$ 0.60
Stock Issued		$ 284,000
Shares Transaction 24
Sale of Stock, Transaction Date		Jul. 24, 2020
Stock Issued During Period, Shares, New Issues		693,335
Sale of Stock, Price Per Share		$ 0.60
Stock Issued		$ 416,000
Shares Transaction 25
Sale of Stock, Transaction Date		Aug. 27, 2020
Stock Issued During Period, Shares, New Issues		100,000
Sale of Stock, Price Per Share		$ 0.60
Stock Issued		$ 60,000
Shares Transaction 26
Sale of Stock, Transaction Date		Aug. 28, 2020
Stock Issued During Period, Shares, New Issues		125,000
Consulting service		198,750
Shares Transaction 27
Sale of Stock, Transaction Date		Aug. 31, 2020
Stock Issued During Period, Shares, New Issues		100,000
Sale of Stock, Price Per Share		$ 0.60
Stock Issued		$ 60,000
Shares Transaction 28
Sale of Stock, Transaction Date		Sep. 03, 2020
Stock Issued During Period, Shares, New Issues		66,667
Sale of Stock, Price Per Share		$ 0.60
Stock Issued		$ 50,000
Shares Transaction 29
Sale of Stock, Transaction Date		Sep. 23, 2020
Stock Issued During Period, Shares, New Issues		280,000
Sale of Stock, Price Per Share		$ 0.60
Stock Issued		$ 210,000
Shares Transaction 30
Sale of Stock, Transaction Date		Oct. 07, 2020
Stock Issued		$ 14,166
Consulting service		31,500
Shares Transaction 31
Sale of Stock, Transaction Date		Oct. 08, 2020
Stock Issued During Period, Shares, New Issues		133,334
Sale of Stock, Price Per Share		$ 0.60
Stock Issued		$ 100,000
Shares Transaction 32
Sale of Stock, Transaction Date		Oct. 23, 2020
Stock Issued During Period, Shares, New Issues		133,334
Sale of Stock, Price Per Share		$ 0.60
Stock Issued		$ 100,000
Shares Transaction 33
Shares, Issued		160,000
Shares Transaction 34
Sale of Stock, Transaction Date			May 31, 2019
Share issued to director			333,333
Stock Issued During Period, Shares, New Issues			725,000
Sale of Stock, Price Per Share			$ 0.60
Share issued to director, value			$ 200,000
Stock Issued			$ 435,000
Shares Transaction 35
Sale of Stock, Transaction Date			May 31, 2019
Stock Issued During Period, Shares, New Issues			17,893
Stock Issued			$ 25,051
Debt settled			10,736
Loss on debt settlement			$ 14,315
Shares Transaction 19
Sale of Stock, Transaction Date		Mar. 25, 2020
Stock Issued During Period, Shares, New Issues		333,335
Sale of Stock, Price Per Share		$ 0.60
Stock Issued		$ 200,000
Shares Transaction 14
Sale of Stock, Transaction Date	Nov. 23, 2021
Stock Issued During Period, Shares, New Issues	40,000
Sale of Stock, Price Per Share	$ 1.00
Stock Issued	$ 40,000
Shares Transaction 15
Sale of Stock, Transaction Date	Dec. 20, 2021
Stock Issued During Period,subscription proceeds	150,000
Shares Transaction 36
Sale of Stock, Transaction Date			May 31, 2019
Stock Issued During Period, Shares, New Issues			250,000
Debt owed to President and Director			$ 150,000
Stock Issued			350,000
Additional paid in capital			$ 200,000
Shares Transaction 37
Sale of Stock, Transaction Date			Jun. 18, 2019
Share issued to director			83,333
Stock Issued During Period, Shares, New Issues			416,667
Sale of Stock, Price Per Share			$ 0.60
Share issued to director, value			$ 50,000
Stock Issued			$ 250,000
Shares Transaction 38
Sale of Stock, Transaction Date			Jun. 18, 2018
Share issued for services			600,000
Share issued for services, value			$ 669,176
Shares Transaction 39
Sale of Stock, Transaction Date			Aug. 05, 2019
Share issued to director			100,000
Stock Issued During Period, Shares, New Issues			133,333
Sale of Stock, Price Per Share			$ 0.60
Share issued to director, value			$ 60,000
Stock Issued			$ 80,000
Shares Transaction 40
Sale of Stock, Transaction Date			Aug. 30, 2019
Share issued to director			70,000
Stock Issued During Period, Shares, New Issues			311,668
Sale of Stock, Price Per Share			$ 0.60
Share issued to director, value			$ 42,000
Stock Issued			$ 187,000
Shares Transaction 41
Sale of Stock, Transaction Date			Sep. 27, 2019
Share issued to director or family members of director			108,333
Stock Issued During Period, Shares, New Issues			358,335
Sale of Stock, Price Per Share			$ 0.60
Share issued to director or family members of director, value			$ 65,000
Stock Issued			$ 215,000
Shares Transaction 42
Sale of Stock, Transaction Date			Nov. 07, 2019
Stock Issued During Period, Shares, New Issues			50,000
Sale of Stock, Price Per Share			$ 0.60
Stock Issued			$ 30,000
Shares Transaction 43
Sale of Stock, Transaction Date			Nov. 20, 2019
Stock Issued During Period, Shares, New Issues			83,334
Sale of Stock, Price Per Share			$ 0.60
Stock Issued			$ 50,000
Shares Transaction 44
Sale of Stock, Transaction Date			Dec. 05, 2019
Stock Issued During Period, Shares, New Issues			420,000
Sale of Stock, Price Per Share			$ 0.60
Stock Issued			$ 252,000
Shares Transaction 4 | Minimum
Sale of Stock, Transaction Date	Feb. 08, 2021
Stock Issued During Period, Shares, New Issues	53,334
Sale of Stock, Price Per Share	$ 0.75
Stock Issued	$ 40,000